GOODWILL OF THE GROUP - Schedule of Goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GOODWILL OF THE GROUP (Details) - Schedule of Goodwill [Line Items]
Impairment charged to the income statement	£ (4)
The Group
GOODWILL OF THE GROUP (Details) - Schedule of Goodwill [Line Items]
At 1 January	470	£ 474
Impairment charged to the income statement	0	(4)
Cost	814	814
Accumulated impairment losses	(344)	(344)
At 31 December	£ 470	£ 470